Risk/Return Detail Data - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO	Apr. 01, 2025
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Registrant Name	Fidelity Salem Street Trust
FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO | Fidelity Flex Mid Cap Index Fund
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Supplement to Prospectus [Text Block]	Supplement to theFidelity Flex® FundsFidelity Flex® Mid Cap Index Fund and Fidelity Flex® Small Cap Index FundJune 29, 2024Prospectus
Objective, Primary [Text Block]	Fidelity Flex® Mid Cap Index Fund seeks to provide investment results that correspond to the total return of stocks of mid-capitalization U.S. companies.
Strategy Narrative [Text Block]	Prior to August 21, 2025, normally investing at least 80% of assets in securities included in the Russell Midcap® Index. The Russell Midcap® Index is a market capitalization-weighted index of medium-capitalization U.S. company stocks. Effective August 21, 2025, normally investing at least 80% of assets in securities included in the Fidelity U.S. Mid Cap IndexSM. The Fidelity U.S. Mid Cap IndexSM is a float-adjusted market capitalization-weighted index designed to reflect the performance of stocks of U.S. mid-capitalization companies. It is a subset of the Fidelity U.S. Total Investable Market IndexSM (a float-adjusted market capitalization-weighted index designed to reflect the performance for the U.S. equity market, including large-, mid-, and small-capitalization stocks). Mid-capitalization stocks are considered to be stocks whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the S&P MidCap 400® Index. The Fidelity U.S. Mid Cap IndexSM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all U.S. stocks meeting certain market capitalization, liquidity, and investability requirements. Lending securities to earn income for the fund.